November 21, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch New Jersey Municipal Bond Fund of
        Merrill Lynch Multi-State Municipal Series Trust
	Post-Effective Amendment No. 14 to the Registration
        Statement on Form N-1A (Securities Act File No.
        33-35441, Investment Company Act No. 811-4375)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
        1933, as amended (the "1933 Act"), Merrill Lynch
        New Jersey Municipal Bond Fund of Merrill Lynch
        Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
        Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 14 to the
        Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
        Commission on November 15, 2002.

Very truly yours,

Merrill Lynch New Jersey Municipal Bond Fund of Merrill
Lynch Multi-State Municipal Series Trust



______________________
Brian Stewart
Secretary of Fund